Taxation - Summary of income tax related to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax related to components of other comprehensive income [abstract]
Unrealised revaluations of financial assets at fair value through other comprehensive income and other revaluations	€ 99	€ (7)	€ 142
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	(29)	(3)	8
Changes in cash flow hedge reserve	(138)	(251)	875
Remeasurement of the net defined benefit asset/liability	6	31	6
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	5	2	19
Exchange rate differences and other	(46)	19	(141)
Total income tax related to components of other comprehensive income	€ (103)	€ (209)	€ 910